Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings/(loss) per common share
Net income/(loss)	$ 108.0	$ (42.5)
Weighted average common shares outstanding (in shares)	92,961,003	111,543,154
Earnings/(loss) per common share (in dollars per share)	$ 1.16	$ (0.38)
Earnings/(loss) per diluted common share
Share-based compensation plans (in shares)	686,441	0
Weighted average diluted common shares outstanding (in shares)	93,647,444	111,543,154
Earnings/(loss) per diluted common share (in dollars per share)	$ 1.15	$ (0.38)